Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 268	$ 320
Additions based on tax positions related to the current year	26	22
Additions for tax positions of prior years	32	46
Reductions for tax positions of prior years	(32)	(60)
Reductions for tax positions as a result of lapse of statute	(14)	(24)
Settlements	(25)	(36)
Balance, end of year	$ 255	$ 268